Financial instruments (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 2,268,308	$ 3,155,750	$ 56,436	$ 4,245,983	$ 6,658,076	$ 10,170,376
Accounts receivable and prepaid expenses	15,411		319
Gold in trust	1,491,281
Total assets	3,775,000		56,755
Trade and other payables	292	424,465	5,725	$ 851,158
Gold loan payable	8,128,263	$ 8,128,263
Total liabilities	8,128,555		5,725
Net assets	$ (4,353,555)		$ 51,030